UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Long Credit VIT
Class I
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Long Credit VIT for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$45	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Western Asset Long Credit VIT returned 0.40%. The Fund compares its performance to the Bloomberg U.S. Long Credit Index and the Custom Benchmark†, which returned -2.01% and 0.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Issue selection within banking and brokerage.
↑	Overweight to banking and energy, along with the underweight to sovereign.
↑
Bias towards the lower-end of the ratings spectrum due to it being a risk-on period; investors willingness to take additional risk driven by positive economic indicators and increase in market confidence.

Top detractors from performance:
↓	Overweight duration positioning as yields rose over the year.
↓	Issue selection within capital goods.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage duration and yield curve positioning, which was a net detractor to relative performance.
Western Asset Long Credit VIT	PAGE 1	7997-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 5/2/2023 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (5/2/2023)
Class I	0.40	1.94
Bloomberg U.S. Aggregate Index	1.25	1.89
Bloomberg U.S. Long Credit Index	-2.01	1.63
Custom Benchmark†	0.41	2.91
†	The Fund’s Composite Benchmark is comprised of 60% Bloomberg U.S Long Credit Index and 40% Bloomberg U.S. Intermediate Credit Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class I inception date is May 1, 2023. Performance data is shown as of the date the class began to invest in accordance with its investment objective and guidelines.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$218,668,080
Total Number of Portfolio Holdings*	891
Total Management Fee Paid	$767,462
Portfolio Turnover Rate	77%
*	Does not include derivatives, except purchased options, if any.
Western Asset Long Credit VIT	PAGE 2	7997-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, Kurt D. Halvorson, Blanton Y. Keh and Molly Schwartz.
Effective January 3, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, Blanton Y. Keh and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Long Credit VIT	PAGE 3	7997-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $137,018 in December 31, 2023 and $146,739 in December 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2023 and $30,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Variable Income Trust, were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Variable Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Variable Income Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Variable Income Trust during the reporting period were $342,635 in December 31, 2023 and $334,889 in December 31, 2024.

(h) Yes. Legg Mason Partners Variable Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Variable Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Long Credit VIT
Financial Statements and Other Important Information
Annual  | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 84.7%
Communication Services — 7.0%
Diversified Telecommunication Services — 2.6%
AT&T Inc., Senior Notes	2.250%	2/1/32	$230,000	$190,237
AT&T Inc., Senior Notes	6.375%	3/1/41	50,000	52,436
AT&T Inc., Senior Notes	4.800%	6/15/44	110,000	95,796
AT&T Inc., Senior Notes	4.500%	3/9/48	200,000	165,699
AT&T Inc., Senior Notes	3.500%	9/15/53	1,080,000	727,898
AT&T Inc., Senior Notes	3.550%	9/15/55	990,000	666,499
AT&T Inc., Senior Notes	3.800%	12/1/57	480,000	331,580
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	100,000	121,228
Frontier California Inc., Senior Notes	6.750%	5/15/27	610,000	620,214
Frontier Communications Holdings LLC, Secured Notes	6.750%	5/1/29	100,000	100,584 (a)
Frontier Communications Holdings LLC, Secured Notes	6.000%	1/15/30	140,000	139,835 (a)
NTT Finance Corp., Senior Notes	5.136%	7/2/31	290,000	290,973 (a)
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	300,000	329,991
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	101,000	87,020
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	180,000	171,425 (a)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	150,000	146,576
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	440,000	333,006
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	510,000	401,254
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	210,000	166,609
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	520,000	367,815
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	60,000	57,473
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	250,000	169,725
Total Diversified Telecommunication Services				5,733,873
Entertainment — 0.4%
Netflix Inc., Senior Notes	4.900%	8/15/34	230,000	225,364
Walt Disney Co., Senior Notes	6.650%	11/15/37	110,000	122,776
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	150,000	150,061
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	130,000	114,591
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	230,000	184,776
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	200,000	148,708
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	50,000	36,797
Total Entertainment				983,073
Interactive Media & Services — 0.4%
Meta Platforms Inc., Senior Notes	4.300%	8/15/29	140,000	138,271
Meta Platforms Inc., Senior Notes	3.850%	8/15/32	170,000	158,040
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Interactive Media & Services — continued
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	$220,000	$214,267
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	170,000	164,776
Meta Platforms Inc., Senior Notes	5.550%	8/15/64	60,000	58,541
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	200,000	148,586 (a)
Total Interactive Media & Services				882,481
Media — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	20,000	19,585
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	470,000	480,982
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	230,000	157,720
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	380,000	325,270
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	140,000	90,167
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	390,000	310,679
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	163,997
Comcast Corp., Senior Notes	3.750%	4/1/40	190,000	152,957
Comcast Corp., Senior Notes	2.887%	11/1/51	910,000	547,748
Comcast Corp., Senior Notes	4.049%	11/1/52	480,000	361,173
Comcast Corp., Senior Notes	2.937%	11/1/56	720,000	419,704
Comcast Corp., Senior Notes	2.987%	11/1/63	210,000	118,623
Fox Corp., Senior Notes	5.476%	1/25/39	260,000	247,364
Historic TW Inc., Senior Notes	8.300%	1/15/36	380,000	405,230
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	840,000	946,383
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	920,000	936,844
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	410,000	367,275
Total Media				6,051,701
Wireless Telecommunication Services — 0.8%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	150,000	149,106
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	220,000	214,518
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	2.400%	3/15/29	$280,000	$252,239
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	65,904
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	510,000	448,788
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	90,000	64,230
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	810,000	540,744
Total Wireless Telecommunication Services				1,735,529

Total Communication Services				15,386,657
Consumer Discretionary — 6.2%
Automobile Components — 0.5%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	390,000	388,439 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	400,000	385,092 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	330,000	313,324 (a)
Total Automobile Components				1,086,855
Automobiles — 2.2%
BMW US Capital LLC, Senior Notes	4.850%	8/13/31	130,000	127,407 (a)
Ford Motor Co., Senior Notes	3.250%	2/12/32	270,000	224,631
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	200,000	173,089
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	600,000	626,515
General Motors Co., Senior Notes	6.125%	10/1/25	168,000	169,352
General Motors Co., Senior Notes	5.600%	10/15/32	50,000	50,449
General Motors Co., Senior Notes	6.600%	4/1/36	80,000	84,048
General Motors Co., Senior Notes	6.250%	10/2/43	230,000	227,413
General Motors Co., Senior Notes	5.950%	4/1/49	160,000	151,352
Hyundai Capital America, Senior Notes	5.400%	1/8/31	150,000	150,029 (a)
Hyundai Capital America, Senior Notes	5.400%	6/24/31	180,000	180,081 (a)
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	1,480,000	1,476,308 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	130,000	133,038 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	30,000	28,221 (a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	520,000	512,675 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	170,000	168,997 (a)
Toyota Motor Credit Corp., Senior Notes	5.250%	9/11/28	180,000	182,585
Toyota Motor Credit Corp., Senior Notes	4.550%	8/9/29	140,000	138,318
Total Automobiles				4,804,508
Broadline Retail — 0.7%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	200,000	168,611
Alibaba Group Holding Ltd., Senior Notes	5.250%	5/26/35	200,000	195,944 (a)
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	200,000	135,851
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	200,000	128,886
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Broadline Retail — continued
Alibaba Group Holding Ltd., Senior Notes	5.625%	11/26/54	$200,000	$194,352 (a)
Amazon.com Inc., Senior Notes	3.100%	5/12/51	770,000	519,466
Amazon.com Inc., Senior Notes	3.250%	5/12/61	150,000	97,687
Total Broadline Retail				1,440,797
Diversified Consumer Services — 0.1%
Massachusetts Institute of Technology, Senior Notes	5.600%	7/1/2111	250,000	252,515
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	100,000	104,647
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	210,000	209,423 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	50,000	49,895 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	150,000	148,462
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	240,000	233,923
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	260,000	241,875
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	80,000	81,117
McDonald’s Corp., Senior Notes	4.875%	12/9/45	180,000	161,449
McDonald’s Corp., Senior Notes	3.625%	9/1/49	710,000	512,279
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	220,000	218,812 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	183,482 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	320,000	321,626 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	20,000	19,995 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	100,000	99,324 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	80,000	81,020 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	120,000	119,801 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	199,298
Sands China Ltd., Senior Notes	4.375%	6/18/30	590,000	550,880
Sands China Ltd., Senior Notes	3.250%	8/8/31	290,000	248,537
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	200,000	185,733 (a)
Total Hotels, Restaurants & Leisure				3,971,578
Household Durables — 0.0%††
TopBuild Corp., Senior Notes	3.625%	3/15/29	110,000	100,859 (a)
Specialty Retail — 0.9%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	203,753 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	280,000	252,307 (a)
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	38,985
Home Depot Inc., Senior Notes	3.625%	4/15/52	660,000	479,296
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialty Retail — continued
Home Depot Inc., Senior Notes	3.500%	9/15/56	$130,000	$90,203
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	100,000	91,477 (a)
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	270,000	241,664
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	110,000	75,537
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	650,000	507,650
Total Specialty Retail				1,980,872

Total Consumer Discretionary				13,637,984
Consumer Staples — 3.3%
Beverages — 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	6/15/34	140,000	138,437
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000	479,419
Coca-Cola Co., Senior Notes	5.200%	1/14/55	440,000	418,215
Total Beverages				1,036,071
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	810,000	807,327 (a)
Albertsons Cos. Inc/Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	80,000	72,888 (a)
Kroger Co., Senior Notes	5.650%	9/15/64	380,000	356,939
Walmart Inc., Senior Notes	2.650%	9/22/51	240,000	148,580
Total Consumer Staples Distribution & Retail				1,385,734
Food Products — 0.4%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	200,000	194,866 (a)
Gruma SAB de CV, Senior Notes	5.761%	12/9/54	400,000	379,000 (a)
J M Smucker Co., Senior Notes	6.500%	11/15/43	130,000	138,523
McCormick & Co. Inc., Senior Notes	4.700%	10/15/34	150,000	141,291
Mondelez International Inc., Senior Notes	2.625%	9/4/50	100,000	58,557
Total Food Products				912,237
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	5.200%	3/22/63	60,000	55,497
Tobacco — 1.7%
Altria Group Inc., Senior Notes	4.400%	2/14/26	130,000	129,430
Altria Group Inc., Senior Notes	4.800%	2/14/29	220,000	217,550
Altria Group Inc., Senior Notes	2.450%	2/4/32	110,000	90,567
Altria Group Inc., Senior Notes	5.800%	2/14/39	580,000	573,622
Altria Group Inc., Senior Notes	4.250%	8/9/42	320,000	255,837
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	130,615
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
Altria Group Inc., Senior Notes	5.950%	2/14/49	$790,000	$774,070
Altria Group Inc., Senior Notes	6.200%	2/14/59	70,000	68,726
BAT Capital Corp., Senior Notes	2.259%	3/25/28	110,000	101,095
BAT Capital Corp., Senior Notes	6.000%	2/20/34	130,000	133,625
BAT Capital Corp., Senior Notes	3.734%	9/25/40	60,000	45,366
BAT Capital Corp., Senior Notes	7.079%	8/2/43	270,000	292,677
BAT Capital Corp., Senior Notes	7.081%	8/2/53	80,000	87,849
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	290,000	298,696
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	180,000	150,457
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	110,000	110,055
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	110,000	108,775
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	100,000	107,496
Philip Morris International Inc., Senior Notes	3.875%	8/21/42	100,000	79,169
Total Tobacco				3,755,677

Total Consumer Staples				7,145,216
Energy — 11.2%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	130,000	123,629
Halliburton Co., Senior Notes	4.750%	8/1/43	110,000	96,192
Total Energy Equipment & Services				219,821
Oil, Gas & Consumable Fuels — 11.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	170,000	171,355 (a)
Antero Resources Corp., Senior Notes	5.375%	3/1/30	230,000	222,398 (a)
Apache Corp., Senior Notes	4.750%	4/15/43	310,000	247,805
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	260,000	261,132 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	250,000	257,076 (a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	430,000	273,647
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	220,000	211,741
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.674%)	6.125%	3/18/35	220,000	216,714 (b)(c)
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	70,000	72,087 (b)(c)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	130,000	130,060 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	30,000	30,446 (a)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	$60,000	$61,456 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	300,000	307,917 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	70,000	73,425 (a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	150,000	148,085
ConocoPhillips Co., Senior Notes	5.550%	3/15/54	60,000	57,736
ConocoPhillips Co., Senior Notes	5.700%	9/15/63	110,000	105,581
Continental Resources Inc., Senior Notes	2.268%	11/15/26	400,000	380,092 (a)
Continental Resources Inc., Senior Notes	2.875%	4/1/32	30,000	24,675 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	100,000	81,011
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	106,420
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	200,000	172,319
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	130,000	134,296 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	390,000	392,759
Devon Energy Corp., Senior Notes	5.200%	9/15/34	130,000	123,505
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	138,794
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	182,897
Devon Energy Corp., Senior Notes	5.000%	6/15/45	430,000	359,660
Devon Energy Corp., Senior Notes	5.750%	9/15/54	130,000	118,043
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	500,000	499,248
Diamondback Energy Inc., Senior Notes	5.750%	4/18/54	50,000	46,963
Ecopetrol SA, Senior Notes	4.625%	11/2/31	50,000	41,504
Ecopetrol SA, Senior Notes	8.375%	1/19/36	370,000	357,132
Ecopetrol SA, Senior Notes	5.875%	11/2/51	320,000	215,129
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	820,000	822,388 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	120,000	120,732 (b)(c)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	590,000	598,818 (a)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	130,000	146,204
Energy Transfer LP, Senior Notes	3.750%	5/15/30	170,000	158,696
Energy Transfer LP, Senior Notes	6.400%	12/1/30	130,000	137,451
Energy Transfer LP, Senior Notes	7.375%	2/1/31	130,000	136,076 (a)
Energy Transfer LP, Senior Notes	6.550%	12/1/33	230,000	245,001
Energy Transfer LP, Senior Notes	5.550%	5/15/34	50,000	49,777
Energy Transfer LP, Senior Notes	5.800%	6/15/38	340,000	334,578
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	6.000%	6/15/48	$570,000	$551,386
Energy Transfer LP, Senior Notes	5.950%	5/15/54	140,000	135,432
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	130,000	143,163
Enterprise Products Operating LLC, Senior Notes	4.950%	2/15/35	240,000	232,373
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	390,000	349,005
Enterprise Products Operating LLC, Senior Notes	4.900%	5/15/46	540,000	480,846
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	800,000	526,453
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	260,000	250,347
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	80,000	57,581
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	7.733%	8/16/77	90,000	89,611 (c)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	320,000	306,427 (c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	220,000	213,916
EOG Resources Inc., Senior Notes	3.900%	4/1/35	10,000	8,897
EOG Resources Inc., Senior Notes	4.950%	4/15/50	150,000	133,584
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	100,000	102,046 (a)
Expand Energy Corp., Senior Notes	5.375%	2/1/29	20,000	19,716
Expand Energy Corp., Senior Notes	6.750%	4/15/29	50,000	50,588 (a)
Expand Energy Corp., Senior Notes	5.375%	3/15/30	60,000	58,712
Expand Energy Corp., Senior Notes	5.700%	1/15/35	30,000	29,463
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	310,000	272,052
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	150,000	123,495
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	310,000	254,188 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	200,000	197,656 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	200,000	195,323 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	11/1/28	230,000	222,939 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	100,000	111,387
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	170,000	165,766
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	420,000	365,161
Kinder Morgan Inc., Senior Notes	3.600%	2/15/51	20,000	13,514
MEG Energy Corp., Senior Notes	5.875%	2/1/29	90,000	87,936 (a)
MPLX LP, Senior Notes	4.800%	2/15/29	40,000	39,677
MPLX LP, Senior Notes	5.000%	3/1/33	150,000	144,132
MPLX LP, Senior Notes	4.500%	4/15/38	260,000	226,806
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.309%	9/30/29	$118,919	$117,135 (a)(c)(d)(e)
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	100,000	97,926
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	190,000	210,424
Occidental Petroleum Corp., Senior Notes	5.550%	10/1/34	110,000	107,066
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	150,000	153,664
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	280,000	282,925
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	50,000	37,126
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	50,000	35,217
Occidental Petroleum Corp., Senior Notes	6.050%	10/1/54	260,000	246,848
ONEOK Inc., Senior Notes	4.250%	9/15/46	60,000	46,245
ONEOK Inc., Senior Notes	6.625%	9/1/53	520,000	547,236
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	140,000	139,266 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	90,000	88,912 (a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	70,000	72,040
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	400,000	302,975
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	350,000	349,171
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	100,000	87,848
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	130,000	110,398
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	50,000	52,820
Puma International Financing SA, Senior Notes	7.750%	4/25/29	290,000	294,923 (a)
QatarEnergy, Senior Notes	3.300%	7/12/51	200,000	137,248 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	110,000	109,779
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	270,000	229,662 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	520,000	359,470 (a)
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	180,000	121,368
Shell International Finance BV, Senior Notes	5.500%	3/25/40	170,000	170,068
Targa Resources Corp., Senior Notes	4.200%	2/1/33	320,000	290,764
Targa Resources Corp., Senior Notes	6.500%	3/30/34	110,000	116,285
Targa Resources Corp., Senior Notes	5.500%	2/15/35	120,000	118,146
Targa Resources Corp., Senior Notes	6.250%	7/1/52	20,000	19,978
Targa Resources Corp., Senior Notes	6.500%	2/15/53	890,000	928,366
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	110,000	100,146
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	250,000	265,946
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	320,000	237,238
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	140,000	139,550
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	$130,000	$127,628
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	430,000	403,610
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	590,000	601,735
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	640,000	544,071
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	140,000	119,330
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	580,000	641,698
Total Oil, Gas & Consumable Fuels				24,294,658

Total Energy				24,514,479
Financials — 26.8%
Banks — 13.0%
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	200,000	204,484 (a)(c)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	5.381%	3/13/29	200,000	201,931
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	240,000	239,328 (a)(b)(c)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Senior Notes	5.621%	12/10/29	200,000	199,500 (a)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	400,000	462,053 (b)(c)
Banco Santander SA, Senior Notes	6.607%	11/7/28	600,000	631,522
Banco Santander SA, Senior Notes	5.439%	7/15/31	400,000	399,412
Banco Santander SA, Senior Notes (5.365% to 7/15/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.365%	7/15/28	200,000	201,431 (c)
Bank of America Corp., Senior Notes	3.500%	4/19/26	420,000	413,956
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	860,000	846,125 (c)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	120,000	100,089 (c)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	350,000	215,578 (c)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	530,000	396,931 (c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	1,030,000	997,536 (c)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	$180,000	$151,755 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	2,250,000	2,139,212 (c)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	50,000	50,077 (c)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	290,000	236,402 (c)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	430,000	420,657 (c)
Bank of Montreal, Junior Subordinated Notes (7.300% to 11/26/34 then 5 year Treasury Constant Maturity Rate + 3.010%)	7.300%	11/26/84	350,000	359,026 (c)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	310,000	329,806 (c)
BBVA Bancomer SA, Senior Notes	5.250%	9/10/29	290,000	284,887 (a)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	840,000	877,389 (a)(b)(c)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	197,454 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	310,000	309,975 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	670,000	686,009 (a)(c)
BPCE SA, Senior Notes (5.936% to 5/30/34 then SOFR + 1.850%)	5.936%	5/30/35	300,000	297,489 (a)(c)
Citibank NA, Senior Notes	5.570%	4/30/34	400,000	404,860
Citibank NA, Senior Notes (4.876% to 11/19/26 then SOFR + 0.712%)	4.876%	11/19/27	360,000	360,384 (c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	210,000	259,406
Citigroup Inc., Senior Notes	4.650%	7/23/48	190,000	162,786
Citigroup Inc., Senior Notes (2.904% to 11/3/41 then SOFR + 1.379%)	2.904%	11/3/42	40,000	28,030 (c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	480,000	431,126 (c)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	440,000	428,091
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	100,000	87,988
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	$220,000	$222,540 (c)
Commonwealth Bank of Australia, Subordinated Notes	3.305%	3/11/41	260,000	191,269 (a)
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	500,000	498,137
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	270,000	242,883 (a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	200,000	204,265 (a)(b)(c)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	250,000	253,027 (a)
Credit Agricole SA, Senior Notes	5.301%	7/12/28	270,000	271,842 (a)
Credit Agricole SA, Senior Notes	5.365%	3/11/34	250,000	250,071 (a)
Danske Bank A/S, Senior Notes (5.427% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.427%	3/1/28	290,000	292,596 (a)(c)
DNB Bank ASA, Senior Notes (4.853% to 11/5/29 then SOFR + 1.050%)	4.853%	11/5/30	320,000	316,487 (a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.950% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.191%)	6.950%	3/11/34	230,000	230,941 (b)(c)
HSBC Holdings PLC, Senior Notes (5.130% to 11/19/27 then SOFR + 1.040%)	5.130%	11/19/28	330,000	329,981 (c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	220,000	222,414 (c)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	200,000	211,404 (c)
HSBC Holdings PLC, Subordinated Notes	6.500%	9/15/37	340,000	349,773
Intesa Sanpaolo SpA, Senior Notes	7.200%	11/28/33	350,000	378,898 (a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	1,020,000	760,645 (a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	580,000	649,432 (a)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	260,000	252,872 (b)(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	690,000	582,204 (c)
JPMorgan Chase & Co., Senior Notes (3.157% to 4/22/41 then SOFR + 1.460%)	3.157%	4/22/42	300,000	220,436 (c)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	560,000	383,262 (c)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	$440,000	$364,654 (c)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	180,000	172,719 (c)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	180,000	178,169 (c)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	660,000	644,670 (c)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	200,000	204,669 (c)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	90,000	95,162 (c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	170,000	169,880
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	200,000	196,624 (c)
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	320,000	306,532 (a)(b)(c)
PNC Financial Services Group Inc., Senior Notes (4.812% to 10/21/31 then SOFR + 1.259%)	4.812%	10/21/32	250,000	243,401 (c)
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	60,000	59,274
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	110,000	110,872 (c)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	570,000	595,548 (c)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	190,000	180,089
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	150,000	152,499 (c)
US Bancorp, Senior Notes (5.100% to 7/23/29 then SOFR + 1.250%)	5.100%	7/23/30	170,000	169,840 (c)
Wells Fargo & Co., Junior Subordinated Notes (6.850% to 9/15/29 then 5 year Treasury Constant Maturity Rate + 2.767%)	6.850%	9/15/29	70,000	72,426 (b)(c)
Wells Fargo & Co., Senior Notes	3.000%	4/22/26	390,000	381,687
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	380,000	276,662 (c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	980,000	819,038 (c)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	$470,000	$457,501 (c)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	50,000	49,465 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	590,000	589,443 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	20,311 (c)
Wells Fargo & Co., Senior Notes (6.491% to 10/23/33 then SOFR + 2.060%)	6.491%	10/23/34	30,000	31,902 (c)
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	710,000	616,064
Total Banks				28,487,165
Capital Markets — 7.6%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	200,000	199,738
Ares Management Corp., Senior Notes	5.600%	10/11/54	160,000	152,339
BlackRock Funding Inc., Senior Notes	5.000%	3/14/34	60,000	59,280
BlackRock Funding Inc., Senior Notes	5.250%	3/14/54	60,000	56,736
BlackRock Funding Inc., Senior Notes	5.350%	1/8/55	120,000	114,666
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	340,000	293,947 (b)(c)
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	660,000	658,135 (b)(c)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	390,000	396,906
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	100,000	102,982 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	800,000	837,816 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	260,000	221,193
Daimler Truck Finance North America LLC, Senior Notes	3.650%	4/7/27	200,000	194,592 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.125%	9/25/27	190,000	191,161 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	190,000	189,291 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	6/25/34	150,000	148,906 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.125% to 11/10/34 then 10 year Treasury Constant Maturity Rate + 2.400%)	6.125%	11/10/34	140,000	138,546 (b)(c)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	$130,000	$137,433 (b)(c)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	130,000	136,986
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	130,000	115,047
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	480,000	463,458 (c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,380,000	1,167,040 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	310,000	301,797 (c)
Goldman Sachs Group Inc., Senior Notes (5.016% to 10/23/34 then SOFR + 1.420%)	5.016%	10/23/35	380,000	363,896 (c)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	770,000	756,015 (c)
Goldman Sachs Group Inc., Senior Notes (5.561% to 11/19/44 then SOFR + 1.580%)	5.561%	11/19/45	520,000	502,498 (c)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	320,000	326,184 (c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	180,000	166,209
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	80,000	76,750
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	50,000	45,526
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	390,000	273,857 (a)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	260,000	249,288 (c)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	150,000	110,982 (c)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	90,000	88,564 (c)
Morgan Stanley, Senior Notes (5.449% to 7/20/28 then SOFR + 1.630%)	5.449%	7/20/29	160,000	161,833 (c)
Morgan Stanley, Senior Notes (5.516% to 11/19/54 then SOFR + 1.710%)	5.516%	11/19/55	590,000	569,100 (c)
Morgan Stanley, Senior Notes (5.831% to 4/19/34 then SOFR + 1.580%)	5.831%	4/19/35	150,000	152,925 (c)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	610,000	645,480 (c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	460,000	374,323 (c)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	$140,000	$140,533 (c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	200,000	200,289 (c)
Morgan Stanley Bank NA, Senior Notes (4.447% to 10/15/26 then SOFR + 0.680%)	4.447%	10/15/27	470,000	466,978 (c)
Morgan Stanley Bank NA, Senior Notes (5.504% to 5/26/27 then SOFR + 0.865%)	5.504%	5/26/28	250,000	253,526 (c)
Nuveen LLC, Senior Notes	5.550%	1/15/30	100,000	102,033 (a)
Nuveen LLC, Senior Notes	5.850%	4/15/34	460,000	465,765 (a)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	80,000	71,914
S&P Global Inc., Senior Notes	3.250%	12/1/49	110,000	76,158
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	180,000	184,006 (b)(c)
State Street Corp., Junior Subordinated Notes (6.700% to 9/15/29 then 5 year Treasury Constant Maturity Rate + 2.628%)	6.700%	9/15/29	190,000	194,377 (b)(c)
State Street Corp., Senior Notes (4.530% to 2/20/28 then SOFR + 1.018%)	4.530%	2/20/29	140,000	138,415 (c)
UBS AG, Senior Notes	1.250%	6/1/26	230,000	219,380
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	320,000	334,145 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	240,000	260,057 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	450,000	516,794 (a)(b)(c)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	270,000	225,569 (a)(c)
UBS Group AG, Senior Notes (6.327% to 12/22/26 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.327%	12/22/27	620,000	636,291 (a)(c)
UBS Group AG, Senior Notes (6.442% to 8/11/27 then SOFR + 3.700%)	6.442%	8/11/28	520,000	537,442 (a)(c)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	$390,000	$471,176 (a)(c)
Total Capital Markets				16,636,273
Consumer Finance — 0.3%
American Express Co., Senior Notes (5.043% to 7/26/27 then SOFR + 0.930%)	5.043%	7/26/28	180,000	180,980 (c)
American Express Co., Senior Notes (5.532% to 4/25/29 then SOFR + 1.090%)	5.532%	4/25/30	150,000	152,785 (c)
American Express Co., Subordinated Notes (5.915% to 4/25/34 then SOFR + 1.630%)	5.915%	4/25/35	290,000	296,829 (c)
Total Consumer Finance				630,594
Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	390,000	373,632
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	240,000	222,338
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	150,000	127,829
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	240,000	187,946
Apollo Global Management Inc., Senior Notes	5.800%	5/21/54	110,000	110,583
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	90,000	88,823 (c)
Atlas Warehouse Lending Co. LP, Senior Notes	6.250%	1/15/30	340,000	338,088 (a)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	430,000	452,690
Berkshire Hathaway Energy Co., Senior Notes	4.250%	10/15/50	420,000	332,078
Berkshire Hathaway Finance Corp., Senior Notes	4.200%	8/15/48	290,000	240,243
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	6.290%	12/21/65	120,000	99,228 (a)(c)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.540%	12/21/65	290,000	243,497 (a)(c)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	410,000	421,684 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	240,000	237,936 (a)
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	90,000	91,107
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	230,000	241,660
Mastercard Inc., Senior Notes	2.950%	3/15/51	340,000	220,133
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	$60,000	$40,695
PayPal Holdings Inc., Senior Notes	5.050%	6/1/52	220,000	203,438
PayPal Holdings Inc., Senior Notes	5.250%	6/1/62	100,000	91,232
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	190,000	180,408 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	50,000	41,689 (a)
Total Financial Services				4,586,957
Insurance — 3.6%
AIA Group Ltd., Subordinated Notes	4.950%	3/30/35	270,000	259,618 (a)
Allianz SE, Subordinated Notes (5.600% to 9/3/34 then 5 year Treasury Constant Maturity Rate + 2.771%)	5.600%	9/3/54	200,000	197,605 (a)(c)
Allianz SE, Subordinated Notes (6.350% to 9/6/33 then 5 year Treasury Constant Maturity Rate + 3.232%)	6.350%	9/6/53	400,000	417,846 (a)(c)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	170,000	132,665 (a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	170,000	102,811 (a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	180,000	179,811
Aon North America Inc., Senior Notes	5.750%	3/1/54	560,000	546,616
Arthur J Gallagher & Co., Senior Notes	5.150%	2/15/35	280,000	273,132
Arthur J Gallagher & Co., Senior Notes	5.550%	2/15/55	240,000	230,640
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	470,000	471,287
Chubb INA Holdings Inc., Senior Notes	3.050%	12/15/61	140,000	85,039
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	210,000	213,402 (a)
Global Atlantic Fin Co., Senior Notes (7.950% to 10/15/29 then 5 year Treasury Constant Maturity Rate + 3.608%)	7.950%	10/15/54	220,000	230,671 (a)(c)
Markel Group Inc., Senior Notes	6.000%	5/16/54	110,000	109,085
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	100,000	83,914
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	480,000	468,782
Marsh & McLennan Cos. Inc., Senior Notes	5.350%	11/15/44	190,000	184,514
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	130,000	80,849
Marsh & McLennan Cos. Inc., Senior Notes	5.400%	3/15/55	520,000	498,644
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	240,000	194,883 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (5.800% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.033%)	5.800%	9/11/54	360,000	361,303 (a)(c)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	210,000	215,077
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
MetLife Inc., Senior Notes	5.000%	7/15/52	$80,000	$72,360
New York Life Global Funding, Secured Notes	4.550%	1/28/33	70,000	66,935 (a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	410,000	298,967 (a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	130,000	100,639 (a)
Nippon Life Insurance Co., Subordinated Notes (6.250% to 9/13/33 then 5 year Treasury Constant Maturity Rate + 2.954%)	6.250%	9/13/53	410,000	424,750 (a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	460,000	345,276 (a)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	150,000	144,783
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	310,000	290,982 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	600,000	400,921 (a)
Travelers Cos. Inc., Senior Notes	4.100%	3/4/49	130,000	103,860
Total Insurance				7,787,667
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	350,000	304,108 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	100,000	105,008 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	3.200%	1/30/52	180,000	117,554 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				526,670

Total Financials				58,655,326
Health Care — 9.7%
Biotechnology — 1.8%
AbbVie Inc., Senior Notes	5.050%	3/15/34	110,000	108,721
AbbVie Inc., Senior Notes	4.050%	11/21/39	880,000	752,409
AbbVie Inc., Senior Notes	5.350%	3/15/44	140,000	136,568
AbbVie Inc., Senior Notes	4.250%	11/21/49	790,000	642,979
AbbVie Inc., Senior Notes	5.400%	3/15/54	370,000	356,486
AbbVie Inc., Senior Notes	5.500%	3/15/64	330,000	315,380
Amgen Inc., Senior Notes	5.150%	3/2/28	230,000	231,727
Amgen Inc., Senior Notes	5.250%	3/2/30	220,000	222,101
Amgen Inc., Senior Notes	5.600%	3/2/43	230,000	223,724
Amgen Inc., Senior Notes	5.650%	3/2/53	380,000	366,131
Amgen Inc., Senior Notes	5.750%	3/2/63	320,000	307,168
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Biotechnology — continued
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	$130,000	$130,096
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	44,108
Gilead Sciences Inc., Senior Notes	5.550%	10/15/53	40,000	39,375
Total Biotechnology				3,876,973
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	20,000	19,338
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	280,000	239,986
GE HealthCare Technologies Inc., Senior Notes	6.377%	11/22/52	160,000	172,158
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	110,000	111,297 (a)
Roche Holdings Inc., Senior Notes	5.218%	3/8/54	200,000	191,301 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	110,000	110,072 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	510,000	507,708 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	270,000	262,838 (a)
Solventum Corp., Senior Notes	6.000%	5/15/64	80,000	78,094 (a)
Total Health Care Equipment & Supplies				1,692,792
Health Care Providers & Services — 4.9%
Aetna Inc., Senior Notes	4.500%	5/15/42	100,000	81,258
Aetna Inc., Senior Notes	3.875%	8/15/47	90,000	63,045
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	220,000	220,567
Cardinal Health Inc., Senior Notes	5.450%	2/15/34	180,000	179,423
Cardinal Health Inc., Senior Notes	5.350%	11/15/34	290,000	283,940
Cardinal Health Inc., Senior Notes	4.900%	9/15/45	70,000	60,659
Cardinal Health Inc., Senior Notes	5.750%	11/15/54	170,000	162,853
Centene Corp., Senior Notes	3.375%	2/15/30	560,000	499,131
Cigna Group, Senior Notes	4.375%	10/15/28	220,000	215,760
Cigna Group, Senior Notes	4.800%	8/15/38	340,000	308,534
Cigna Group, Senior Notes	4.900%	12/15/48	170,000	144,928
Cigna Group, Senior Notes	5.600%	2/15/54	60,000	56,242
Cleveland Clinic Foundation, Senior Notes	4.858%	1/1/2114	100,000	83,652
CommonSpirit Health, Secured Notes	4.350%	11/1/42	220,000	184,252
CommonSpirit Health, Senior Secured Notes	5.205%	12/1/31	150,000	149,520
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	90,000	88,876
CommonSpirit Health, Senior Secured Notes	5.548%	12/1/54	100,000	95,700
CSL Finance PLC, Senior Notes	4.625%	4/27/42	150,000	132,332 (a)
CVS Health Corp., Junior Subordinated Notes (6.750% to 12/10/34 then 5 year Treasury Constant Maturity Rate + 2.516%)	6.750%	12/10/54	80,000	78,643 (c)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	$140,000	$140,820 (c)
CVS Health Corp., Senior Notes	1.300%	8/21/27	580,000	525,725
CVS Health Corp., Senior Notes	5.250%	1/30/31	70,000	68,396
CVS Health Corp., Senior Notes	5.700%	6/1/34	110,000	108,171
CVS Health Corp., Senior Notes	4.780%	3/25/38	650,000	562,590
CVS Health Corp., Senior Notes	5.050%	3/25/48	180,000	148,611
Elevance Health Inc., Senior Notes	5.500%	10/15/32	230,000	232,331
Elevance Health Inc., Senior Notes	6.100%	10/15/52	540,000	545,996
HCA Inc., Senior Notes	5.200%	6/1/28	310,000	310,860
HCA Inc., Senior Notes	5.500%	6/1/33	100,000	98,974
HCA Inc., Senior Notes	5.600%	4/1/34	110,000	108,413
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	91,222
HCA Inc., Senior Notes	5.900%	6/1/53	200,000	188,890
HCA Inc., Senior Notes	6.000%	4/1/54	170,000	162,082
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	180,000	176,146 (a)
Humana Inc., Senior Notes	5.875%	3/1/33	360,000	361,505
Humana Inc., Senior Notes	5.750%	4/15/54	30,000	27,827
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	460,000	325,634
Laboratory Corp. of America Holdings, Senior Notes	4.800%	10/1/34	180,000	170,677
Northwell Healthcare Inc., Secured Notes	4.260%	11/1/47	260,000	208,754
Quest Diagnostics Inc., Senior Notes	5.000%	12/15/34	290,000	281,702
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	770,000	775,130
UnitedHealth Group Inc., Senior Notes	5.150%	7/15/34	120,000	118,463
UnitedHealth Group Inc., Senior Notes	4.250%	3/15/43	560,000	473,206
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	60,000	58,242
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	900,000	903,047
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	120,000	112,640
UnitedHealth Group Inc., Senior Notes	6.050%	2/15/63	430,000	439,420
Total Health Care Providers & Services				10,814,789
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	80,000	79,482
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	560,000	324,442
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	190,000	201,437
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	240,000	232,989
Bristol-Myers Squibb Co., Senior Notes	6.400%	11/15/63	210,000	225,122
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	130,000	125,231
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	$70,000	$67,881
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	60,000	57,636
Eli Lilly & Co., Senior Notes	4.875%	2/27/53	60,000	54,358
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	170,000	156,346
Eli Lilly & Co., Senior Notes	5.050%	8/14/54	220,000	203,951
Eli Lilly & Co., Senior Notes	4.950%	2/27/63	130,000	116,718
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	270,000	246,928
Eli Lilly & Co., Senior Notes	5.200%	8/14/64	70,000	65,237
Johnson & Johnson, Senior Notes	2.450%	9/1/60	170,000	92,291
Pfizer Inc., Senior Notes	4.125%	12/15/46	320,000	258,501
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.650%	5/19/30	140,000	138,556
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	360,000	349,947
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	250,000	234,829
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	290,000	271,758
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	260,000	238,906
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	300,000	293,121
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	200,000	195,490
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	215,799
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	350,000	252,086
Wyeth LLC, Senior Notes	5.950%	4/1/37	50,000	52,242
Total Pharmaceuticals				4,751,284

Total Health Care				21,135,838
Industrials — 6.5%
Aerospace & Defense — 2.9%
Boeing Co., Senior Notes	2.196%	2/4/26	1,290,000	1,251,766
Boeing Co., Senior Notes	5.705%	5/1/40	130,000	123,834
Boeing Co., Senior Notes	3.750%	2/1/50	140,000	95,613
Boeing Co., Senior Notes	6.858%	5/1/54	10,000	10,639
Boeing Co., Senior Notes	7.008%	5/1/64	50,000	53,110
General Dynamics Corp., Senior Notes	4.250%	4/1/40	150,000	131,059
HEICO Corp., Senior Notes	5.250%	8/1/28	330,000	333,270
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	$90,000	$88,310
L3Harris Technologies Inc., Senior Notes	5.400%	1/15/27	390,000	394,869
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	130,000	127,782
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	260,000	259,689
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	100,000	95,315
L3Harris Technologies Inc., Senior Notes	5.600%	7/31/53	30,000	29,069
Lockheed Martin Corp., Senior Notes	4.800%	8/15/34	710,000	689,526
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	47,038
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	110,000	87,146
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	320,000	253,948
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	430,000	399,325
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	480,000	450,290
RTX Corp., Senior Notes	6.100%	3/15/34	390,000	410,878
RTX Corp., Senior Notes	4.500%	6/1/42	470,000	406,137
RTX Corp., Senior Notes	4.625%	11/16/48	130,000	110,635
RTX Corp., Senior Notes	3.125%	7/1/50	120,000	78,633
RTX Corp., Senior Notes	3.030%	3/15/52	30,000	18,991
RTX Corp., Senior Notes	5.375%	2/27/53	280,000	266,122
RTX Corp., Senior Notes	6.400%	3/15/54	200,000	217,735
Total Aerospace & Defense				6,430,729
Building Products — 0.1%
Carrier Global Corp., Senior Notes	5.900%	3/15/34	96,000	99,454
Carrier Global Corp., Senior Notes	6.200%	3/15/54	60,000	63,504
Total Building Products				162,958
Commercial Services & Supplies — 0.4%
California Institute of Technology, Senior Notes	4.700%	11/1/2111	370,000	303,287
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	230,000	233,370 (a)
Republic Services Inc., Senior Notes	3.950%	5/15/28	50,000	48,718
Waste Management Inc., Senior Notes	4.650%	3/15/30	220,000	217,412
Waste Management Inc., Senior Notes	5.350%	10/15/54	130,000	124,983
Total Commercial Services & Supplies				927,770
Construction & Engineering — 0.2%
Vinci SA, Senior Notes	3.750%	4/10/29	510,000	486,314 (a)
Electrical Equipment — 0.3%
Eaton Corp., Senior Notes	4.150%	11/2/42	180,000	151,929
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	540,000	545,167
Total Electrical Equipment				697,096
Ground Transportation — 0.6%
Burlington Northern Santa Fe LLC, Senior Notes	5.050%	3/1/41	130,000	123,509
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ground Transportation — continued
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	$150,000	$97,542
Norfolk Southern Corp., Senior Notes	5.550%	3/15/34	140,000	142,996
Norfolk Southern Corp., Senior Notes	4.550%	6/1/53	380,000	318,640
Norfolk Southern Corp., Senior Notes	3.155%	5/15/55	80,000	50,601
Norfolk Southern Corp., Senior Notes	5.950%	3/15/64	110,000	112,917
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	80,000	80,744 (a)
Union Pacific Corp., Senior Notes	2.973%	9/16/62	350,000	201,629
Union Pacific Corp., Senior Notes	3.799%	4/6/71	280,000	190,292
Total Ground Transportation				1,318,870
Industrial Conglomerates — 0.2%
Honeywell International Inc., Senior Notes	5.000%	2/15/33	200,000	199,003
Honeywell International Inc., Senior Notes	5.250%	3/1/54	160,000	150,000
Total Industrial Conglomerates				349,003
Machinery — 0.3%
ESAB Corp., Senior Notes	6.250%	4/15/29	80,000	81,095 (a)
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	80,000	81,304
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	300,000	307,127
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	130,000	130,124
Total Machinery				599,650
Passenger Airlines — 1.1%
Air Canada Pass-Through Trust	4.125%	5/15/25	14,261	14,194 (a)
Air Canada Pass-Through Trust	10.500%	7/15/26	490,000	521,850 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	100,000	105,056 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	70,000	69,829 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	70,000	69,473 (a)
British Airways Pass-Through Trust	3.350%	6/15/29	15,114	14,256 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	450,000	460,027
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	50,000	46,824
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	65,000	64,613 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	50,000	49,346 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	370,000	372,599 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	270,000	265,688 (a)
United Airlines Inc. Pass-Through Trust	3.100%	10/7/28	141,907	129,340
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Passenger Airlines — continued
United Airlines Pass-Through Trust	5.800%	1/15/36	$215,084	$220,117
US Airways Pass-Through Trust	4.625%	6/3/25	58,593	58,411
US Airways Pass-Through Trust	3.950%	11/15/25	41,244	40,847
Total Passenger Airlines				2,502,470
Professional Services — 0.2%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	370,000	376,133 (a)
Trading Companies & Distributors — 0.2%
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	270,000	262,176 (b)(c)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	150,000	151,084 (a)
Total Trading Companies & Distributors				413,260

Total Industrials				14,264,253
Information Technology — 3.7%
Electronic Equipment, Instruments & Components — 0.0%††
Jabil Inc., Senior Notes	5.450%	2/1/29	50,000	50,427
IT Services — 0.4%
Accenture Capital Inc., Senior Notes	4.050%	10/4/29	90,000	87,375
Accenture Capital Inc., Senior Notes	4.500%	10/4/34	800,000	760,550
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	100,000	86,742
Total IT Services				934,667
Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	390,000	371,938
Broadcom Inc., Senior Notes	5.150%	11/15/31	260,000	261,757
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	349,181
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	202,934 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	200,000	201,953 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	210,000	211,610 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.400%	1/25/38	200,000	202,345 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	150,000	95,772
Intel Corp., Senior Notes	3.734%	12/8/47	50,000	33,008
Intel Corp., Senior Notes	4.900%	8/5/52	450,000	355,575
Intel Corp., Senior Notes	5.700%	2/10/53	60,000	53,102
Intel Corp., Senior Notes	3.200%	8/12/61	170,000	92,365
KLA Corp., Senior Notes	4.650%	7/15/32	40,000	39,151
KLA Corp., Senior Notes	4.950%	7/15/52	180,000	163,722
Lam Research corp., Senior Notes	1.900%	6/15/30	110,000	94,327
Lam Research Corp., Senior Notes	3.125%	6/15/60	50,000	30,832
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Micron Technology Inc., Senior Notes	6.750%	11/1/29	$100,000	$106,514
Micron Technology Inc., Senior Notes	3.366%	11/1/41	150,000	109,777
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	210,000	176,152
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	130,000	119,351
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	260,000	223,661
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	80,000	65,058
Texas Instruments Inc., Senior Notes	5.150%	2/8/54	60,000	56,210
Texas Instruments Inc., Senior Notes	5.050%	5/18/63	70,000	63,129
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	200,000	171,274
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	310,000	237,239
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	200,000	143,838
Total Semiconductors & Semiconductor Equipment				4,231,775
Software — 1.2%
Cadence Design Systems Inc., Senior Notes	4.300%	9/10/29	230,000	225,525
Intuit Inc., Senior Notes	5.200%	9/15/33	60,000	60,146
Intuit Inc., Senior Notes	5.500%	9/15/53	130,000	127,395
Oracle Corp., Senior Notes	4.700%	9/27/34	140,000	132,749
Oracle Corp., Senior Notes	4.000%	7/15/46	720,000	554,647
Oracle Corp., Senior Notes	5.550%	2/6/53	1,410,000	1,333,231
Oracle Corp., Senior Notes	4.100%	3/25/61	130,000	93,439
Total Software				2,527,132
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc., Senior Notes	2.650%	5/11/50	180,000	111,923
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	130,000	154,242
Total Technology Hardware, Storage & Peripherals				266,165

Total Information Technology				8,010,166
Materials — 2.1%
Chemicals — 0.4%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	172,787 (a)
OCP SA, Senior Notes	6.750%	5/2/34	200,000	204,092 (a)
OCP SA, Senior Notes	7.500%	5/2/54	200,000	203,278 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	200,000	203,195 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	200,000	132,626 (a)
Total Chemicals				915,978
Construction Materials — 0.2%
St. Marys Cement Inc. Canada, Senior Notes	5.750%	4/2/34	360,000	347,628 (a)
Containers & Packaging — 0.2%
Ball Corp., Senior Notes	3.125%	9/15/31	50,000	42,484
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Containers & Packaging — continued
Smurfit Kappa Treasury ULC, Senior Notes	5.200%	1/15/30	$210,000	$211,477 (a)
Smurfit Kappa Treasury ULC, Senior Notes	5.777%	4/3/54	200,000	198,782 (a)
Total Containers & Packaging				452,743
Metals & Mining — 1.3%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	510,000	496,433 (a)
Anglo American Capital PLC, Senior Notes	6.000%	4/5/54	200,000	197,660 (a)
ArcelorMittal SA, Senior Notes	6.750%	3/1/41	130,000	133,922
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	370,000	364,802
BHP Billiton Finance USA Ltd., Senior Notes	5.500%	9/8/53	70,000	68,416
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	420,000	447,174 (a)
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	40,000	48,306
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	100,000	97,364
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	70,000	69,296
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	230,000	215,085
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	200,000	188,488 (a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	80,000	52,360 (a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	200,000	197,323 (a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	360,000	356,597
Total Metals & Mining				2,933,226

Total Materials				4,649,575
Real Estate — 0.5%
Health Care REITs — 0.1%
Welltower OP LLC, Senior Notes	3.850%	6/15/32	110,000	100,735
Industrial REITs — 0.1%
Prologis LP, Senior Notes	1.250%	10/15/30	180,000	147,609
Prologis LP, Senior Notes	5.250%	3/15/54	50,000	46,687
Total Industrial REITs				194,296
Office REITs — 0.2%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	220,000	175,470
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	320,000	196,037
Alexandria Real Estate Equities Inc., Senior Notes	5.625%	5/15/54	140,000	134,163
Total Office REITs				505,670
Residential REITs — 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	30,000	27,685
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Retail REITs — 0.1%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	$280,000	$232,522

Total Real Estate				1,060,908
Utilities — 7.7%
Electric Utilities — 7.0%
AEP Transmission Co. LLC, Senior Notes	4.500%	6/15/52	110,000	91,476
Alabama Power Co., Senior Notes	5.850%	11/15/33	170,000	176,604
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	180,000	176,184
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	180,000	175,859
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.250%	2/1/49	110,000	89,251
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	165,874 (a)
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	200,000	188,993 (a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	300,000	203,655 (a)
Commonwealth Edison Co., First Mortgage Bonds	5.300%	2/1/53	290,000	273,568
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	170,000	169,282
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	60,000	62,845
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	110,000	116,660
DTE Electric Co., Senior Secured Bonds	3.250%	4/1/51	200,000	136,977
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	70,000	68,871
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	200,000	195,955
Duke Energy Carolinas LLC, First Mortgage Bonds	5.400%	1/15/54	80,000	76,728
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	160,000	166,856
Duke Energy Florida LLC, First Mortgage Bonds	3.400%	10/1/46	200,000	142,528
Duke Energy Florida LLC, First Mortgage Bonds	6.200%	11/15/53	140,000	147,721
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	270,000	256,097
Duke Energy Ohio Inc., First Mortgage Bonds	5.550%	3/15/54	90,000	87,137
Duke Energy Progress LLC, First Mortgage Bonds	5.100%	3/15/34	140,000	138,650
Duke Energy Progress LLC, First Mortgage Bonds	5.350%	3/15/53	290,000	275,438
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	$110,000	$107,495 (b)(c)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	590,000	583,261 (b)(c)
Edison International, Junior Subordinated Notes (8.125% to 6/15/28 then 5 year Treasury Constant Maturity Rate + 3.864%)	8.125%	6/15/53	110,000	113,687 (c)
Edison International, Senior Notes	4.950%	4/15/25	150,000	149,905
Enel Finance International NV, Senior Notes	7.050%	10/14/25	320,000	325,250 (a)
Enel Finance International NV, Senior Notes	7.750%	10/14/52	200,000	235,822 (a)
Entergy Mississippi LLC, First Mortgage Bonds	5.000%	9/1/33	150,000	147,100
Entergy Texas Inc., First Mortgage Bonds	5.800%	9/1/53	50,000	50,161
Entergy Texas Inc., First Mortgage Bonds	5.550%	9/15/54	30,000	29,104
Evergy Kansas Central Inc., First Mortgage Bonds	5.900%	11/15/33	170,000	176,018
Exelon Corp., Senior Notes	5.625%	6/15/35	260,000	261,316
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	190,000	162,176
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	50,000	50,158 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.200%	4/1/28	110,000	110,553 (a)
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	120,000	116,876 (a)
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	150,000	145,032 (a)
Florida Power & Light Co., First Mortgage Bonds	5.300%	4/1/53	170,000	162,119
Georgia Power Co., Senior Notes	5.004%	2/23/27	370,000	373,007
Georgia Power Co., Senior Notes	5.250%	3/15/34	140,000	138,992
Indianapolis Power & Light Co., First Mortgage Bonds	5.700%	4/1/54	130,000	128,087 (a)
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	100,000	101,672
Interstate Power and Light Co., Senior Notes	4.950%	9/30/34	130,000	125,080
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	90,000	85,258
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	30,000	29,278 (a)
Kentucky Utilities Co., First Mortgage Bonds	3.300%	6/1/50	170,000	115,198
MidAmerican Energy Co., First Mortgage Bonds	5.300%	2/1/55	90,000	85,131
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	80,000	81,967 (a)
Monongahela Power Co., First Mortgage Bonds	5.400%	12/15/43	110,000	104,436 (a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	260,000	241,538 (a)
Oglethorpe Power Corp., First Mortgage Bonds	6.200%	12/1/53	110,000	113,676
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Ohio Edison Co., Senior Notes	5.500%	1/15/33	$300,000	$300,766 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.650%	11/15/33	230,000	235,962
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.600%	6/1/52	390,000	327,051
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	340,000	317,285
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	220,000	188,248
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	200,000	219,172
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	130,000	133,006
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	380,000	330,430
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	239,966
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	400,000	433,483
Pacific Gas and Electric Co., First Mortgage Bonds	5.900%	10/1/54	140,000	138,272
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	280,000	278,370
PacifiCorp, First Mortgage Bonds	5.800%	1/15/55	480,000	466,975
Pampa Energia SA, Senior Notes	7.950%	9/10/31	140,000	142,961 (a)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	100,000	102,873 (c)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	4.674%	12/1/51	400,000	355,545
Progress Energy Inc., Senior Notes	6.000%	12/1/39	150,000	152,246
RWE Finance US LLC, Senior Notes	5.875%	4/16/34	150,000	150,544 (a)
RWE Finance US LLC, Senior Notes	6.250%	4/16/54	370,000	365,761 (a)
Sierra Pacific Power Co., Senior Secured Bonds	5.900%	3/15/54	180,000	180,200
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	130,000	113,037
Southern California Edison Co., First Mortgage Bonds	4.650%	10/1/43	390,000	339,483
Southern California Edison Co., First Mortgage Bonds	5.700%	3/1/53	520,000	506,396
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Southern California Edison Co., First Mortgage Bonds	5.750%	4/15/54	$140,000	$137,468
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	42,000	41,230 (c)
Southern Co., Senior Notes	4.850%	3/15/35	180,000	171,854
Virginia Electric and Power Co., Senior Notes	5.050%	8/15/34	90,000	87,830
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	260,000	195,176
Virginia Electric and Power Co., Senior Notes	5.550%	8/15/54	160,000	154,868
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	260,000	257,434 (a)
Wisconsin Electric Power Co., Senior Notes	5.050%	10/1/54	90,000	81,975
Total Electric Utilities				15,378,429
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	190,000	185,950 (c)
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	180,000	172,785 (a)
Total Independent Power and Renewable Electricity Producers				358,735
Multi-Utilities — 0.5%
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	40,000	39,923
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	450,000	414,162
Dominion Energy South Carolina Inc., First Mortgage Bonds	6.250%	10/15/53	130,000	140,131
Engie SA, Senior Notes	5.250%	4/10/29	200,000	200,999 (a)
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	90,000	85,211
San Diego Gas & Electric Co., First Mortgage Bonds	3.320%	4/15/50	80,000	54,334
San Diego Gas & Electric Co., First Mortgage Bonds	5.550%	4/15/54	60,000	58,231
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	130,000	109,058
Total Multi-Utilities				1,102,049

Total Utilities				16,839,213
Total Corporate Bonds & Notes (Cost — $182,629,276)				185,299,615
Sovereign Bonds — 3.2%
Bahamas — 0.1%
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	220,000	210,650 (a)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Benin — 0.1%
Benin Government International Bond, Senior Notes	7.960%	2/13/38	$200,000	$189,024 (a)
Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	200,000	170,700 (a)
Brazil — 0.2%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	270,000	252,471
Brazilian Government International Bond, Senior Notes	7.125%	5/13/54	200,000	185,415
Total Brazil				437,886
Chile — 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	400,000	286,799
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	310,000	209,870
Indonesia — 0.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000	191,138
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	280,000	208,287
Total Indonesia				399,425
Israel — 0.6%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	200,000	189,192
Israel Government International Bond, Senior Notes	5.500%	3/12/34	310,000	303,989
Israel Government International Bond, Senior Notes	3.875%	7/3/50	200,000	141,694
Israel Government International Bond, Senior Notes	5.750%	3/12/54	810,000	742,061
Total Israel				1,376,936
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	220,000	215,095 (a)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	200,000	194,530 (a)
Total Ivory Coast				409,625
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Jordan — 0.1%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	$200,000	$197,091 (a)
Mexico — 1.0%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	200,000	159,603
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	400,000	377,413
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	147,165
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,030,000	785,129
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	200,000	140,142
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	560,000	502,732
Total Mexico				2,112,184
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	460,000	322,662
Paraguay — 0.1%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000	170,050 (a)
Poland — 0.1%
Bank Gospodarstwa Krajowego, Senior Notes	6.250%	7/9/54	340,000	334,085 (a)
Supranational — 0.1%
Africa Finance Corp., Senior Notes	5.550%	10/8/29	200,000	198,375 (a)

Total Sovereign Bonds (Cost — $7,321,901)				7,025,362
Asset-Backed Securities — 2.2%
AMMC CLO Ltd., 2020-23A BR2 (3 mo. Term SOFR + 2.050%)	6.697%	4/17/35	230,000	230,876 (a)(c)
Apidos CLO, 2013-12A BRR (3 mo. Term SOFR + 1.450%)	6.106%	4/15/31	430,000	430,692 (a)(c)
Ballyrock CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.862%)	6.479%	4/20/31	250,000	250,691 (a)(c)
Bristol Park CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 1.712%)	6.368%	4/15/29	250,000	250,553 (a)(c)
Carlyle Global Market Strategies CLO Ltd., 2015-5A A2R3 (3 mo. Term SOFR + 1.650%)	6.267%	1/20/32	160,000	160,299 (a)(c)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	40,000	40,670
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	6.379%	4/20/30	$250,000	$250,766 (a)(c)
Galaxy CLO Ltd., 2018-26A BR (3 mo. Term SOFR + 1.600%)	6.114%	11/22/31	250,000	250,622 (a)(c)
Goodgreen, 2023-1A A	5.900%	1/17/61	212,530	206,025 (a)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	6.317%	1/20/31	220,000	220,607 (a)(c)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	58,777	59,946 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	129,537	114,509 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	50,628	44,550 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	193,573	177,081 (a)
Neuberger Berman CLO Ltd., 2018-30A BR (3 mo. Term SOFR + 1.662%)	6.279%	1/20/31	310,000	310,761 (a)(c)
OZLM Funding Ltd., 2012-2A A2RA (3 mo. Term SOFR + 1.800%)	6.389%	7/30/31	250,000	250,615 (a)(c)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	5.448%	1/15/28	160,000	160,630 (a)(c)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	5.898%	1/15/28	100,000	100,264 (a)(c)
Regatta Funding Ltd., 2018-4A A2R (3 mo. Term SOFR + 1.550%)	6.176%	10/25/31	150,000	150,213 (a)(c)
Renew, 2023-1A A	5.900%	11/20/58	387,707	376,937 (a)
Renew, 2024-1A A	6.208%	11/20/59	358,524	354,670 (a)
SMB Private Education Loan Trust, 2023-C B	6.360%	11/15/52	100,000	103,337 (a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	44,597	38,529 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	6.267%	7/20/32	270,000	271,110 (a)(c)

Total Asset-Backed Securities (Cost — $4,786,814)				4,804,953
Municipal Bonds — 1.3%
California — 0.8%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Build America Bonds, Series F-1	6.263%	4/1/49	500,000	529,154
California State, GO, Build America Bonds	7.300%	10/1/39	900,000	1,025,956
University of California General Revenue, Taxable, Series AD	4.858%	5/15/2112	165,000	137,375
Total California				1,692,485
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — 0.0%††
Miami-Dade County, FL, Seaport Revenue, Taxable, Series 2023	6.224%	11/1/55	$20,000	$20,742
Illinois — 0.2%
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Taxable Series B	6.200%	12/1/40	200,000	205,582
State of Illinois, GO, Taxable, Pension Funding Series 2003	5.100%	6/1/33	141,177	139,276
Total Illinois				344,858
Michigan — 0.0%††
University of Michigan General Revenue, Taxable, Series AD	4.454%	4/1/2122	110,000	86,471
Minnesota — 0.0%††
University of Minnesota, GO, Taxable, Series 2022	4.048%	4/1/52	100,000	81,280
New Jersey — 0.1%
New Jersey State Turnpike Authority Revenue, Build America Bonds, Taxable, Series A	7.102%	1/1/41	250,000	279,487
New York — 0.1%
New York City, NY, GO:
Subseries D-1	5.094%	10/1/49	100,000	94,949
Subseries D-1	5.114%	10/1/54	50,000	47,381
Total New York				142,330
Ohio — 0.1%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Project, Build America Bonds, Taxable Series B, Refunding	8.084%	2/15/50	100,000	126,213
Meldahl Hydroelectric Project, Build America Bonds, Taxable Series E, Refunding	6.270%	2/15/50	140,000	144,726
Total Ohio				270,939

Total Municipal Bonds (Cost — $2,993,326)				2,918,592
Collateralized Mortgage Obligations(f) — 1.1%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	73,729	74,370 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	73,729	74,498 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	40,000	41,564 (a)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	6.069%	10/25/43	272,314	273,734 (a)(c)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.069%	10/25/43	$470,000	$482,038 (a)(c)
FS Commercial Mortgage Trust, 2023-4SZN B	7.544%	11/10/39	130,000	134,032 (a)(c)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.730%	3/15/41	110,000	110,953 (a)(c)
GS Mortgage Securities Corp., 2023-SHIP A	4.322%	9/10/38	100,000	98,742 (a)(c)
MIC Trust, 2023-MIC A	8.437%	12/5/38	430,000	461,471 (a)(c)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	74,800	75,921 (a)
OBX Trust, 2024-NQM15 A2	5.570%	10/25/64	97,774	97,313 (a)
OBX Trust, 2024-NQM15 A3	5.722%	10/25/64	166,216	165,430 (a)
PRKCM Trust, 2024-AFC1 A2	6.636%	3/25/59	352,265	355,778 (a)

Total Collateralized Mortgage Obligations (Cost — $2,417,064)				2,445,844
Senior Loans — 0.6%
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.607%	2/6/31	148,875	149,386 (c)(g)(h)

Financials — 0.1%
Insurance — 0.1%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	7.079%	5/6/31	349,355	350,937 (c)(g)(h)

Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	6.207%	9/7/27	173,953	174,466 (c)(g)(h)

Utilities — 0.3%
Electric Utilities — 0.2%
NRG Energy Inc., Term Loan (3 mo. Term SOFR + 1.750%)	6.355%	4/16/31	426,775	427,791 (c)(g)(h)
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	6.357%	4/30/31	288,550	289,602 (c)(g)(h)

Total Utilities				717,393
Total Senior Loans (Cost — $1,384,367)				1,392,182
U.S. Government & Agency Obligations — 0.6%
U.S. Government Obligations — 0.6%
U.S. Treasury Bonds	4.625%	11/15/44	90,000	87,286
U.S. Treasury Bonds	4.250%	8/15/54	320,000	292,299
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	4.500%	11/15/54	$270,000	$257,468
U.S. Treasury Notes	4.000%	12/15/27	130,000	129,005
U.S. Treasury Notes	4.250%	11/15/34	460,000	448,047

Total U.S. Government & Agency Obligations (Cost — $1,236,993)				1,214,105
Mortgage-Backed Securities — 0.3%
FHLMC — 0.3%
Federal Home Loan Mortgage Corp. (FHLMC) (Cost — $558,412)	4.500%	4/1/53	563,635	531,499
			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		4,250	104,720 (c)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		2,136	49,448 (c)

Total Preferred Stocks (Cost — $151,289)				154,168
Total Investments before Short-Term Investments (Cost — $203,479,442)				205,786,320

Short-Term Investments — 4.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $8,638,431)	4.440%		8,638,431	8,638,431 (i)(j)
Total Investments — 98.1% (Cost — $212,117,873)				214,424,751
Other Assets in Excess of Liabilities — 1.9%				4,243,329
Total Net Assets — 100.0%				$218,668,080

See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Long Credit VIT
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At December 31, 2024, the total market value of investments in Affiliated
Companies was $8,638,431 and the cost was $8,638,431 (Note 6).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At December 31, 2024, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 2-Year Notes	146	3/25	$30,035,940	$30,018,969	$(16,971)
U.S. Treasury 5-Year Notes	265	3/25	28,216,856	28,170,743	(46,113)
U.S. Treasury 10-Year Notes	13	3/25	1,427,991	1,413,750	(14,241)
U.S. Treasury Long-Term Bonds	174	3/25	19,913,520	19,808,812	(104,708)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

 Western Asset Long Credit VIT
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy continued
U.S. Treasury Ultra Long-Term Bonds	35	3/25	$4,168,186	$4,161,719	$(6,467)
					(188,500)
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	25	3/25	2,774,566	2,782,812	(8,246)
Net unrealized depreciation on open futures contracts					$(196,746)
At December 31, 2024, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	409,100	USD	66,066	Goldman Sachs Group Inc.	1/3/25	$115
BRL	813,274	USD	131,336	Goldman Sachs Group Inc.	1/3/25	229
BRL	823,102	USD	132,923	Goldman Sachs Group Inc.	1/3/25	231
BRL	2,045,476	USD	350,121	Goldman Sachs Group Inc.	1/3/25	(19,220)
USD	67,384	BRL	409,100	Goldman Sachs Group Inc.	1/3/25	1,203
USD	133,542	BRL	813,274	Goldman Sachs Group Inc.	1/3/25	1,977
USD	133,933	BRL	823,102	Goldman Sachs Group Inc.	1/3/25	779
USD	330,326	BRL	2,045,476	Goldman Sachs Group Inc.	1/3/25	(575)
EUR	357,758	USD	392,489	Bank of America N.A.	1/16/25	(21,669)
EUR	539,938	USD	569,169	Bank of America N.A.	1/16/25	(9,518)
USD	989,548	EUR	897,696	Bank of America N.A.	1/16/25	59,077
JPY	71,037,839	USD	485,629	JPMorgan Chase & Co.	1/16/25	(33,292)
USD	25,094	JPY	3,765,914	JPMorgan Chase & Co.	1/16/25	1,114
USD	241,657	JPY	37,984,739	JPMorgan Chase & Co.	1/16/25	(213)
BRL	813,274	USD	132,834	Goldman Sachs Group Inc.	2/4/25	(2,053)
Net unrealized depreciation on open forward foreign currency contracts						$(21,815)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
EUR	—	Euro
JPY	—	Japanese Yen
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $203,479,442)	$205,786,320
Investments in affiliated securities, at value (Cost — $8,638,431)	8,638,431
Cash	257,739
Interest receivable	2,865,756
Deposits with brokers for open futures contracts	1,357,637
Unrealized appreciation on forward foreign currency contracts	64,725
Dividends receivable from affiliated investments	20,754
Receivable for Portfolio shares sold	3,338
Foreign currency collateral for open futures contracts, at value (Cost — $50)	49
Prepaid expenses	659
Total Assets	218,995,408
Liabilities:
Unrealized depreciation on forward foreign currency contracts	86,540
Payable to brokers — net variation margin on open futures contracts	81,486
Investment management fee payable	63,643
Audit and tax fees payable	52,821
Fund accounting fees payable	35,171
Payable for Portfolio shares repurchased	127
Trustees’ fees payable	43
Accrued expenses	7,497
Total Liabilities	327,328
Total Net Assets	$218,668,080
Net Assets:
Par value (Note 5)	$233
Paid-in capital in excess of par value	216,895,298
Total distributable earnings (loss)	1,772,549
Total Net Assets	$218,668,080
Shares Outstanding:
Class I	23,275,598
Net Asset Value:
Class I (and redemption price)	$9.39
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Interest	$12,755,936
Dividends from affiliated investments	88,047
Less: Foreign taxes withheld	(4,626)
Total Investment Income	12,839,357
Expenses:
Investment management fee (Note 2)	769,283
Fund accounting fees	70,444
Audit and tax fees	52,821
Fees recaptured by investment manager (Note 2)	34,939
Offering costs (Note 1)	20,352
Legal fees	11,691
Shareholder reports	10,152
Trustees’ fees	5,525
Commitment fees (Note 7)	1,910
Insurance	958
Custody fees	156
Transfer agent fees (Note 2)	47
Miscellaneous expenses	8,181
Total Expenses	986,459
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,821)
Net Expenses	984,638
Net Investment Income	11,854,719
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	1,733,379
Futures contracts	(63,146)
Forward foreign currency contracts	(77,156)
Foreign currency transactions	(3,912)
Net Realized Gain	1,589,165
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(8,667,479)
Futures contracts	(3,577,024)
Forward foreign currency contracts	(73,262)
Foreign currencies	(1)
Change in Net Unrealized Appreciation (Depreciation)	(12,317,766)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(10,728,601)
Increase in Net Assets From Operations	$1,126,118
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Statements of Changes in Net Assets

For the Year Ended December 31, 2024, and the Period Ended December 31, 2023	2024	2023†
Operations:
Net investment income	$11,854,719	$4,079,431
Net realized gain (loss)	1,589,165	(853,595)
Change in net unrealized appreciation (depreciation)	(12,317,766)	14,406,082
Increase in Net Assets From Operations	1,126,118	17,631,918
Distributions to Shareholders From (Note 1):
Total distributable earnings	(12,904,444)	(4,145,843)
Decrease in Net Assets From Distributions to Shareholders	(12,904,444)	(4,145,843)
Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	30,879,225	209,187,993
Reinvestment of distributions	12,904,430	4,145,843
Cost of shares repurchased	(38,136,763)	(2,020,397)
Increase in Net Assets From Portfolio Share Transactions	5,646,892	211,313,439
Increase (Decrease) in Net Assets	(6,131,434)	224,799,514
Net Assets:
Beginning of year	224,799,514	—
End of year	$218,668,080	$224,799,514

†	For the period May 1, 2023 (inception date) to December 31, 2023.
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024	2023[2]
Net asset value, beginning of year	$9.93	$10.00
Income (loss) from operations:
Net investment income	0.53	0.33
Net realized and unrealized loss	(0.49)	(0.07)[3]
Total income from operations	0.04	0.26
Less distributions from:
Net investment income	(0.46)	(0.33)
Net realized gains	(0.12)	—
Total distributions	(0.58)	(0.33)
Net asset value, end of year	$9.39	$9.93
Total return[4]	0.40%	2.85%[5]
Net assets, end of year (millions)	$219	$225
Ratios to average net assets:
Gross expenses[6]	0.45%[7]	0.60%[8]
Net expenses[9,10]	0.45 [7]	0.45 [8]
Net investment income	5.39	5.31 [8]
Portfolio turnover rate	77%[11]	29%

See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Annual Report

Financial Highlights (cont’d)
[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period May 1, 2023 (inception date) to December 31, 2023.
[3]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of
Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Performance data is shown as of the date the Portfolio began to invest in accordance with its investment objective and guidelines.
[6]
Ratio includes 0.01% and 0.11%, for the year ended December 31, 2024 and for the period ended December 31,
2023, respectively, of non-recurring organizational and/or offering costs related to the inception of the Portfolio.

[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]	Annualized.
[9]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[10]	Reflects fee waivers and/or expense reimbursements.
[11]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate for the respective year presented would have been 76%.
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Long Credit VIT (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio
Western Asset Long Credit VIT 2024 Annual Report

Notes to Financial Statements (cont’d)
calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Long Credit VIT 2024 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$24,397,344	$117,135	$24,514,479
Other Corporate Bonds & Notes	—	160,785,136	—	160,785,136
Sovereign Bonds	—	7,025,362	—	7,025,362
Asset-Backed Securities	—	4,804,953	—	4,804,953
Municipal Bonds	—	2,918,592	—	2,918,592
Collateralized Mortgage Obligations	—	2,445,844	—	2,445,844
Senior Loans	—	1,392,182	—	1,392,182
U.S. Government & Agency Obligations	—	1,214,105	—	1,214,105
Mortgage-Backed Securities	—	531,499	—	531,499
Preferred Stocks	$154,168	—	—	154,168
Total Long-Term Investments	154,168	205,515,017	117,135	205,786,320
Short-Term Investments†	8,638,431	—	—	8,638,431
Total Investments	$8,792,599	$205,515,017	$117,135	$214,424,751
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$64,725	—	$64,725
Total	$8,792,599	$205,579,742	$117,135	$214,489,476
Western Asset Long Credit VIT 2024 Annual Report

Notes to Financial Statements (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$196,746	—	—	$196,746
Forward Foreign Currency Contracts††	—	$86,540	—	86,540
Total	$196,746	$86,540	—	$283,286

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Western Asset Long Credit VIT 2024 Annual Report

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
(f) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of
Western Asset Long Credit VIT 2024 Annual Report

Notes to Financial Statements (cont’d)
investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(g) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

Western Asset Long Credit VIT 2024 Annual Report

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2024, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $86,540. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.
(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt
Western Asset Long Credit VIT 2024 Annual Report

Notes to Financial Statements (cont’d)
any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(j) Distributions to shareholders. Distributions from net investment income of the Portfolio, if any, are declared at least annually. Prior to March 1, 2024, distributions from net investment income of the Portfolio were declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(k) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.
(l) Offering costs. Costs incurred by the Portfolio in connection with offering of the Portfolio’s shares at the commencement of the Portfolio’s operations are being amortized on a straight line basis over twelve months.
(m) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$20,352	$(20,352)
(a)
Reclassifications are due to non-deductible offering costs.

Western Asset Long Credit VIT 2024 Annual Report

2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), are the Portfolio’s subadvisers. FTFA, Western Asset and Western Asset London, are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of an expense limitation arrangement between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $1,821, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Western Asset Long Credit VIT 2024 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to these arrangements, at December 31, 2024, the Portfolio had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class I
Expires December 31, 2025	$77,740
Expires December 31, 2026	—
Total fee waivers/expense reimbursements subject to recapture	$77,740
For the year ended December 31, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class I
FTFA recaptured	$34,939
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. The Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Portfolio reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2024, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $42 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$130,265,507	$40,057,806
Sales	123,466,248	42,990,538

Western Asset Long Credit VIT 2024 Annual Report

At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$212,354,079	$4,240,774	$(2,170,102)	$2,070,672
Futures contracts	—	—	(196,746)	(196,746)
Forward foreign currency contracts	—	64,725	(86,540)	(21,815)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2024.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$64,725

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$196,746	—	$196,746
Forward foreign currency contracts	—	$86,540	86,540
Total	$196,746	$86,540	$283,286

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the year ended December 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(63,146)	—	$(63,146)
Forward foreign currency contracts	—	$(77,156)	(77,156)
Total	$(63,146)	$(77,156)	$(140,302)
Western Asset Long Credit VIT 2024 Annual Report

Notes to Financial Statements (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(3,577,024)	—	$(3,577,024)
Forward foreign currency contracts	—	$(73,262)	(73,262)
Total	$(3,577,024)	$(73,262)	$(3,650,286)
During the year ended December 31, 2024, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to buy)	$83,687,205
Futures contracts (to sell)	8,562,264
Forward foreign currency contracts (to buy)	1,365,941
Forward foreign currency contracts (to sell)	1,063,006
The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of December 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Bank of America N.A.	$59,077	$(31,187)	$27,890	—	$27,890
Goldman Sachs Group Inc.	4,534	(21,848)	(17,314)	—	(17,314)
JPMorgan Chase & Co.	1,114	(33,505)	(32,391)	—	(32,391)
Total	$64,725	$(86,540)	$(21,815)	—	$(21,815)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Shares of beneficial interest
At December 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Long Credit VIT 2024 Annual Report

Transactions in shares of the Portfolio were as follows:

	Year Ended December 31, 2024		Period Ended December 31, 2023[1]
	Shares	Amount	Shares	Amount
Class I
Shares sold	3,291,842	$30,879,225	22,430,395	$209,187,993
Shares issued on reinvestment	1,330,275	12,904,430	434,133	4,145,843
Shares repurchased	(3,996,272)	(38,136,763)	(214,775)	(2,020,397)
Net increase	625,845	$5,646,892	22,649,753	$211,313,439

[1]	For the period May 1, 2023 (inception date) to December 31, 2023.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2024. The following transactions were effected in such company for the year ended December 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$10,411,484	$75,942,066	75,942,066	$77,715,119	77,715,119

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$88,047	—	$8,638,431
7. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Western Asset Long Credit VIT 2024 Annual Report

Notes to Financial Statements (cont’d)
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the year ended December 31, 2024.
8. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$11,196,587	$4,145,843
Net long-term capital gains	1,707,857	—
Total distributions paid	$12,904,444	$4,145,843
As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$1,478,045
Deferred capital losses*	(1,776,166)
Other book/tax temporary differences(a)	218,560
Unrealized appreciation (depreciation)(b)	1,852,110
Total distributable earnings (loss) — net	$1,772,549

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains
(losses) on futures and foreign currency contracts and book/tax differences in the timing of the deductibility of rounding off expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium on fixed income securities.

9. Operating segments
The Portfolio has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio’s financial position or results of operations.
The Portfolio operates as a single operating segment, which is an investment portfolio. The Portfolio’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The

Western Asset Long Credit VIT 2024 Annual Report

CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related Notes to the financial statements. The Portfolio’s portfolio holdings provide details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.
Western Asset Long Credit VIT 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Variable Income Trust and Shareholders of Western Asset Long Credit VIT
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Long Credit VIT (one of the portfolios constituting Legg Mason Partners Variable Income Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024 and the statement of changes in net assets and the financial highlights for the year ended December 31, 2024 and for the period May 1, 2023 (inception date) through December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year ended December 31, 2024, and the changes in its net assets and the financial highlights for the year ended December 31, 2024 and for the period May 1, 2023 (inception date) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management and the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Long Credit VIT 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Portfolio is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Portfolio hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$1,707,856
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$944,262
Section 163(j) Interest Earned	§163(j)	$12,497,521
Interest Earned from Federal Obligations	Note (1)	$52,273
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Long Credit VIT

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Long Credit VIT

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Western Asset
Long Credit VIT
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Long Credit VIT
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Long Credit VIT
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Long Credit VIT. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

36280-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 19, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 19, 2025